                                                                   FILE # 28-132
                                                                    866 285 7457

                                    FORM 13F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

            Report for the Calendar Quarter Ended December 31, 2010

-------------------------------------------------------------------------------

                        If amended report check here: [ ]

Name of Institutional Investment Manager:  FAYEZ SAROFIM

Business Address:

Street:   Two Houston Center, Suite 2907
City:     Houston                           State:  Texas        Zip:  77010

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Fayez Sarofim, (713) 654-4484

-------------------------------------------------------------------------------
ATTENTION:  Intentional misstatements or omissions of facts constitute
            Federal Criminal Violations.  See 18 U.S.C. 1001 and
            15 U.S.C.  78ff(a).
-------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Houston and State of Texas on the 14th day of February, 2011.

                                     FAYEZ SAROFIM
                                     (Name of Institutional Investment Manager)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

           NAME                                          13F File Number
           ----                                          ---------------

        1. Fayez Sarofim & Co.                              28 - 133

        2. Sarofim Trust Co.                                28 - 960

        3. Sarofim International Management Company         28 - 5074

Fayez Sarofim is deemed to exercise investment discretion over $100,000,000 worth of Section 13(f) securities because he is the majority shareholder of Fayez Sarofim & Co., a Texas Business Corporation and a registered investment adviser, which exercises investment discretion over more than $100,000,000 worth of Section 13(f) securities. The report filed herewith covers Section 13(f) securities over which Mr. Sarofim exercises investment discretion for the account of other persons (such investment discretion is shared with co-trustees who are not managers on whose behalf this report is being filed), Section
13(f) securities over which Fayez Sarofim & Co. exercises investment discretion for the account of others or for its own account (such investment discretion is shared with Mr. Sarofim), Section 13(f) securities over which Sarofim Trust Co., a wholly-owned subsidiary of Fayez Sarofim & Co., exercises investment discretion for the account of others or for its own account (such investment discretion is shared with Mr. Sarofim and Fayez Sarofim & Co.), and
Section 13(f) securities over which Sarofim International Management Company, a wholly- owned subsidiary of Fayez Sarofim & Co., exercises investment discretion for the account of others or for its own account (such investment discretion is shared with Mr. Sarofim and Fayez Sarofim & Co.).

Mr. Sarofim is filing Form 13F on behalf of Fayez Sarofim & Co., Sarofim Trust Co. and Sarofim International Management Company to report investment discretion over Section 13(f) securities exercised by Fayez Sarofim & Co., Sarofim Trust Co. and Sarofim International Management Company at December 31, 2010.

                                                                   File # 28-133

                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                  EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                           Washington, D. C.  20549

            Report for the Calendar Quarter Ended December 31, 2010

-------------------------------------------------------------------------------

                       If amended report check here: [ ]

Name of Institutional Investment Manager:  FAYEZ SAROFIM & CO.

Business Address:

Street:  Two Houston Center, Suite 2907
City:    Houston                             State:  Texas        Zip:  77010

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Mrs. Raye G. White, (713) 654-4484, Executive Vice President

-------------------------------------------------------------------------------
ATTENTION:  Intentional misstatements or omissions of facts constitute
            Federal Criminal Violations.  See 18 U.S.C. 1001 and
            15 U.S.C.  78ff(a).
-------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Houston and State of Texas on the 14th day of February, 2011.

                                     FAYEZ SAROFIM & CO.
                                     (Name of Institutional Investment Manager)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

            NAME                                                13F File Number
            ----                                                ---------------
            NONE.

            Fayez Sarofim is filing Form 13F on behalf of Fayez
            Sarofim & Co., to report investment discretion over
            Section 13(f) securities exercised by Fayez Sarofim & Co. at December 31, 2010.

                                                                   File # 28-960

                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                           Washington, D. C.  20549

            Report for the Calendar Quarter Ended December 31, 2010

                       If amended report check here: [ ]

Name of Institutional Investment Manager:  SAROFIM TRUST CO.

Business Address:

Street:  Two Houston Center, Suite 2907
City:    Houston                            State:  Texas         Zip:  77010

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Mrs. Raye G. White, (713) 654-4484, Executive Vice President

-------------------------------------------------------------------------------
ATTENTION:  Intentional misstatements or omissions of facts constitute
            Federal Criminal Violations.  See 18 U.S.C. 1001 and
            15 U.S.C.  78ff(a).
-------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Houston and State of Texas on the 14th day of February, 2011.

                                     SAROFIM TRUST CO.
                                     (Name of Institutional Investment Manager)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

            NAME                                                 13F File Number
            ----                                                 ---------------
            NONE.

            Fayez Sarofim is filing Form 13F on behalf of Sarofim
            Trust Co. to report investment discretion over Section 13(f) securities exercised by Sarofim Trust Co. at December 31, 2010.

                                                                  File # 28-5074

                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                           Washington, D. C.  20549

            Report for the Calendar Quarter Ended December 31, 2010


                       If amended report check here: [ ]

Name of Institutional Investment Manager: SAROFIM INTERNATIONAL MANAGEMENT
                                           COMPANY

Business Address:

Street:  Two Houston Center, Suite 2907
City:    Houston                           State:  Texas         Zip:  77010

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Mrs. Raye G. White, (713) 654-4484, Executive Vice President

-------------------------------------------------------------------------------
ATTENTION:  Intentional misstatements or omissions of facts constitute
            Federal Criminal Violations.  See 18 U.S.C. 1001 and
            15 U.S.C.  78ff(a).
-------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Houston and State of Texas on the 14th day of February, 2011.

                                     SAROFIM INTERNATIONAL MANAGEMENT COMPANY
                                     (Name of Institutional Investment Manager)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

            NAME                                               13F File Number
            ----                                               ---------------
            NONE.

            Fayez Sarofim is filing Form 13F on behalf of Sarofim
            Trust Co. to report investment discretion over Section 13(f) securities exercised by Sarofim Trust Co. at December 31, 2010.

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
ABB Ltd. ADR                  COMMON 000375204      1,267,594     56,463           56,463               1           22,465    33,998
ABB Ltd. ADR                  COMMON 000375204         15,715        700              700          1., 2.                        700
AOL INC                       COMMON 00184X105         47,420      2,000            2,000               1            1,881       119
AOL INC                       COMMON 00184X105        434,984     18,346           18,346          1., 3.           18,346
AT&T Inc.                     COMMON 00206R102      7,786,611    265,031          265,031               1          198,693    66,338
AT&T Inc.                     COMMON 00206R102      1,512,688     51,487           51,487          1., 2.           51,487
AT&T Inc.                     COMMON 00206R102      2,835,082     96,497           96,497          1., 3.           96,318       179
AT&T Inc.                     COMMON 00206R102          5,876        200                      200    None              200
Abbott Laboratories           COMMON 002824100    329,399,769  6,875,387        6,875,387               1        3,804,783 3,070,604
Abbott Laboratories           COMMON 002824100      2,203,333     45,989           45,989          1., 2.           26,689    19,300
Abbott Laboratories           COMMON 002824100     22,939,787    478,810          478,810          1., 3.          301,000   177,810
Abbott Laboratories           COMMON 002824100        761,769     15,900 2,900             13,000    None 2,900     13,000
Zurich Financial Services AG
   Reg Ord Shs Sedol 5983     COMMON 005983812      2,624,418     10,100           10,100               1                     10,100
L'Air Liquide ADR             COMMON 009126202     17,985,649    708,300          708,300               1                    708,300
Air Products & Chemicals      COMMON 009158106     56,227,473    618,224          618,224               1          316,779   301,445
Air Products & Chemicals      COMMON 009158106         65,939        725              725          1., 2.              400       325
Air Products & Chemicals      COMMON 009158106      2,596,623     28,550           28,550          1., 3.            6,000    22,550
Air Products & Chemicals      COMMON 009158106         36,380        400   400                       None  400
Alamo Group Inc               COMMON 011311107      4,214,730    151,500          151,500          1., 3.          151,500
Alcoa Inc                     COMMON 013817101        307,800     20,000           20,000               1                     20,000
Allegheny Technologies        COMMON 01741R102        421,244      7,634            7,634               1            7,625         9
Allergan Inc                  COMMON 018490102        571,197      8,318            8,318               1            7,933       385
                                               --------------
COLUMN TOTALS                                     454,262,081

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Alliance Resource Partners
   Ltd                        COMMON 01877R108        289,344      4,400            4,400               1            4,400
Altria Group Inc.             COMMON 02209S103    431,520,730 17,527,243       17,527,243               1   900 10,227,652 7,298,691
Altria Group Inc.             COMMON 02209S103      7,900,236    320,887          320,887          1., 2.          271,700    49,187
Altria Group Inc.             COMMON 02209S103    180,415,508  7,328,006        7,328,006          1., 3.        6,680,000   648,006
Altria Group Inc.             COMMON 02209S103      3,345,464    135,884 8,284            127,600    None 8,284    127,600
American Express Co           COMMON 025816109     85,785,277  1,998,725        1,998,725               1        1,503,460   495,265
American Express Co           COMMON 025816109        758,826     17,680           17,680          1., 2.            7,080    10,600
American Express Co           COMMON 025816109      5,990,902    139,583          139,583          1., 3.           85,000    54,583
American Express Co           COMMON 025816109         51,504      1,200 1,200                       None 1,200
Ameriprise Financial Inc.     COMMON 03076C106        351,918      6,115            6,115               1            3,789     2,326
Ameriprise Financial Inc.     COMMON 03076C106         21,869        380              380          1., 2.               60       320
Anadarko Petroleum Corp       COMMON 032511107      1,495,935     19,642           19,642               1           19,292       350
Apache Corp                   COMMON 037411105        445,943      3,740            3,740               1            3,180       560
Apple Inc.                    COMMON 037833100    648,506,557  2,010,499        2,010,499               1    80  1,183,034   827,385
Apple Inc.                    COMMON 037833100      3,427,200     10,625           10,625          1., 2.            7,095     3,530
Apple Inc.                    COMMON 037833100     34,238,131    106,145          106,145          1., 3.           49,000    57,145
Apple Inc.                    COMMON 037833100        161,280        500   500                       None   500
Arkema SA ADS                 COMMON 041232109         10,262        142              142               1              100        42
Arkema SA ADS                 COMMON 041232109        368,572      5,100            5,100          1., 3.            5,100
Artio Global Investment Funds COMMON 04315J860        138,633     13,605           13,605               1                     13,605
Automatic Data Processing     COMMON 053015103    154,339,797  3,334,914        3,334,914               1        1,891,300 1,443,614
Automatic Data Processing     COMMON 053015103        887,882     19,185           19,185          1., 2.           14,660     4,525
Automatic Data Processing     COMMON 053015103     10,762,414    232,550          232,550          1., 3.          165,000    67,550
                                               --------------
COLUMN TOTALS                                   1,571,214,184

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing     COMMON 053015103         90,246      1,950 1,000                950    None 1,000        950
Babcock & Wilcox Co           COMMON 05615F102      3,102,967    121,257          121,257               1           78,885    42,372
Babcock & Wilcox Co           COMMON 05615F102         11,516        450              450          1., 2.                        450
Babcock & Wilcox Co           COMMON 05615F102          8,368        327              327          1., 3.                        327
Bancshares Inc                COMMON 059764100        207,183      1,280            1,280               1            1,280
Bank of America               COMMON 060505104     22,859,010  1,713,569        1,713,569               1        1,046,182   667,387
Bank of America               COMMON 060505104        402,575     30,178           30,178          1., 2.            8,000    22,178
Bank of America               COMMON 060505104     10,798,530    809,485          809,485          1., 3.          613,950   195,535
Bank of America               COMMON 060505104        153,197     11,484 3,284              8,200    None 3,284      8,200
Bank of New York Mellon Corp. COMMON 064058100        387,677     12,837           12,837               1            9,294     3,543
Bank of New York Mellon Corp. COMMON 064058100      3,174,382    105,112          105,112          1., 2.          105,112
Bank of New York Mellon Corp. COMMON 064058100    220,106,902  7,288,308        7,288,308          1., 3.        7,288,308
Baxter International Inc      COMMON 071813109        866,665     17,121           17,121               1           16,921       200
Becton Dickinson              COMMON 075887109     73,426,327    868,745          868,745               1          620,809   247,936
Becton Dickinson              COMMON 075887109        619,532      7,330            7,330          1., 2.            3,180     4,150
Becton Dickinson              COMMON 075887109      4,222,619     49,960           49,960          1., 3.           30,000    19,960
Becton Dickinson              COMMON 075887109         33,808        400   400                       None   400
Berkshire Hathaway Cl A       COMMON 084670108     65,283,900        542              542               1              116       426
Berkshire Hathaway Cl A       COMMON 084670108      1,806,750         15               15          1., 2.               12         3
Berkshire Hathaway Cl A       COMMON 084670108      9,033,750         75               75          1., 3.               30        45
Berkshire Hathaway Cl B       COMMON 084670702      4,270,824     53,312           53,312               1           33,878    19,434
Berkshire Hathaway Cl B       COMMON 084670702         84,116      1,050            1,050          1., 2.                      1,050
Berkshire Hathaway Cl B       COMMON 084670702         88,121      1,100            1,100          1., 3.                      1,100
BHP Billiton Ltd Spon ADR     COMMON 088606108      1,704,617     18,345           18,345               1           18,095       250
                                               --------------
COLUMN TOTALS                                     422,743,582

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Boardwalk Pipeline Partners,
   LP                         COMMON 096627104        397,841     12,780           12,780               1                     12,780
Bristol-Myers Squibb Co       COMMON 110122108        493,375     18,632           18,632               1            6,198    12,434
Bristol-Myers Squibb Co       COMMON 110122108        145,640      5,500            5,500          1., 2.                      5,500
Bristol-Myers Squibb Co       COMMON 110122108          4,396        166              166          1., 3.                        166
Broadridge Financial
   Solutions                  COMMON 11133T103        653,028     29,778           29,778               1           23,460     6,318
Broadridge Financial
   Solutions                  COMMON 11133T103          2,741        125              125          1., 2.                        125
Broadridge Financial
   Solutions                  COMMON 11133T103        274,125     12,500           12,500          1., 3.           12,500
Broadridge Financial
   Solutions                  COMMON 11133T103          8,772        400   200                200    None   200        200
CLECO Corp (new)              COMMON 12561W105      1,197,179     38,920           38,920               1            8,632    30,288
CSX Corp                      COMMON 126408103        520,886      8,062            8,062               1               62     8,000
Camden Property Trust         COMMON 133131102     13,921,442    257,900          257,900               1          257,900
Campbell Soup Co              COMMON 134429109        938,945     27,020           27,020               1                     27,020
Caterpillar Inc               COMMON 149123101    217,243,037  2,319,486        2,319,486               1        1,338,448   981,038
Caterpillar Inc               COMMON 149123101      1,664,807     17,775           17,775          1., 2.           11,650     6,125
Caterpillar Inc               COMMON 149123101     12,321,067    131,551          131,551          1., 3.           67,000    64,551
Caterpillar Inc               COMMON 149123101         74,928        800   800                       None   800
Celera Corp.                  COMMON 15100E106         75,600     12,000           12,000               1           12,000
Cenovus Energy Inc.           COMMON 15135U109        226,198      6,805            6,805               1            6,805
CenturyLink Inc.              COMMON 156700106        420,609      9,110            9,110               1            9,110
                                               --------------
COLUMN TOTALS                                     250,584,616

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                 COMMON 166764100    646,996,835  7,090,376        7,090,376               1   600  3,792,708 3,297,069
Chevron Corp.                 COMMON 166764100     10,742,041    117,721          117,721          1., 2.           98,271    19,450
Chevron Corp.                 COMMON 166764100    212,064,088  2,323,990        2,323,990          1., 3.        2,133,620   190,370
Chevron Corp.                 COMMON 166764100      2,438,200     26,720 2,960             23,760    None 2,960     23,760
Chubb Corp                    COMMON 171232101        584,472      9,800            9,800               1            9,600       200
Cisco Systems Inc             COMMON 17275R102    104,225,951  5,152,049        5,152,049               1        3,775,536 1,376,513
Cisco Systems Inc             COMMON 17275R102        810,414     40,060           40,060          1., 2.           24,050    16,010
Cisco Systems Inc             COMMON 17275R102      6,732,645    332,805          332,805          1., 3.          160,500   172,305
Cisco Systems Inc             COMMON 17275R102          6,069        300                      300    None              300
Citigroup Inc                 COMMON 172967101      3,032,531    641,127          641,127               1 2,200    440,409   198,518
Citigroup Inc                 COMMON 172967101        107,958     22,824           22,824          1., 2.                     22,824
Citigroup Inc                 COMMON 172967101        540,199    114,207          114,207          1., 3.                    114,207
Citigroup Inc                 COMMON 172967101        163,379     34,541 3,500             31,041    None 3,500     31,041
Clean Energy Fuels Corp.      COMMON 184499101        437,344     31,600           31,600               1                     31,600
CLP Holdings Ltd ADR          COMMON 18946Q101        694,224     85,525           85,525               1            1,440    84,085
Coach Inc                     COMMON 189754104      6,491,845    117,372          117,372               1           55,394    61,978
Coca Cola Amatil Ltd
   Sponsored ADR              COMMON 191085208        319,156     14,335           14,335               1                     14,335
Coca-Cola Co                  COMMON 191216100    950,186,257 14,447,107       14,447,107               1   400  8,096,694 6,350,013
Coca-Cola Co                  COMMON 191216100     18,843,160    286,501          286,501          1., 2.          250,319    36,182
Coca-Cola Co                  COMMON 191216100    344,852,893  5,243,316        5,243,316          1., 3.        4,724,880   518,436
Coca-Cola Co                  COMMON 191216100      5,474,037     83,230 6,380             76,850    None 6,380     76,850
Coca Cola Hellenic Bttlg      COMMON 1912EP104      1,295,000     50,000           50,000               1                     50,000
Colgate Palmolive Co          COMMON 194162103      2,391,190     29,752           29,752               1            2,826    26,926
                                               --------------
COLUMN TOTALS                                   2,319,429,888

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
ConAgra Foods Inc             COMMON 205887102        442,026     19,576           19,576               1           19,576
ConocoPhillips                COMMON 20825C104    447,314,680  6,568,498        6,568,498               1        3,847,181 2,721,317
ConocoPhillips                COMMON 20825C104      2,468,625     36,250           36,250          1., 2.           21,980    14,270
ConocoPhillips                COMMON 20825C104     58,275,622    855,736          855,736          1., 3.          685,000   170,736
ConocoPhillips                COMMON 20825C104      1,266,660     18,600 2,400             16,200    None 2,400     16,200
Costco Whsl Corp (new)        COMMON 22160K105        362,566      5,021            5,021               1            2,767     2,254
Crown Cork & Seal Co Inc      COMMON 228368106        270,378      8,100            8,100               1                      8,100
Curtiss-Wright Corp           COMMON 231561101        834,117     25,124           25,124               1           21,448     3,676
Curtiss-Wright Corp           COMMON 231561101      1,850,302     55,732           55,732          1., 3.           55,732
Danone Sponsored ADR          COMMON 23636T100     18,042,011  1,430,101        1,430,101               1          636,700   793,401
Davita Inc                    COMMON 23918K108        300,544      4,325            4,325               1                      4,325
Del Monte Foods Co            COMMON 24522P103          1,241         66               66               1                         66
Del Monte Foods Co            COMMON 24522P103        251,882     13,398           13,398          1., 2.           13,398
Del Monte Foods Co            COMMON 24522P103      3,526,354    187,572          187,572          1., 3.          187,572
Diageo PLC Sponsored ADR      COMMON 25243Q205     20,086,642    270,236          270,236               1           48,300   221,936
Diageo PLC Sponsored ADR      COMMON 25243Q205         37,165        500              500          1., 2.                        500
Diageo PLC Sponsored ADR      COMMON 25243Q205         37,165        500                      500    None              500
Diamond Foods Inc.            COMMON 252603105        584,980     11,000           11,000               1                     11,000
Walt Disney Co                COMMON 254687106     82,448,143  2,198,031        2,198,031               1        1,065,483 1,132,548
Walt Disney Co                COMMON 254687106        132,973      3,545            3,545          1., 2.            2,575       970
Walt Disney Co                COMMON 254687106      1,974,902     52,650           52,650          1., 3.           12,000    40,650
Dow Chemical Co               COMMON 260543103        274,964      8,054            8,054               1            2,279     5,775
Dreyfus Appreciation Fund     COMMON 261970107      4,207,061    110,132          110,132               1          109,333       800
                                               --------------
COLUMN TOTALS                                     644,991,003

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Core Equity Fund
   Class A                    COMMON 261978217      3,631,592    225,705          225,705               1          225,705
Dreyfus Tax Managed Growth
   Fund - Class A             COMMON 261978381      1,637,290     90,209           90,209               1           90,209
Dreyfus Worldwide Growth
   Fund - Class A             COMMON 261989107      3,877,422     97,619           97,619               1           97,619
DuPont E I de Nemours         COMMON 263534109      1,492,060     29,913           29,913               1   200     25,948     3,765
Duke Energy Corporation       COMMON 26441C105        319,120     17,918           17,918               1           17,012       906
EOG Resources Inc             COMMON 26875P101      1,826,829     19,985           19,985               1            2,042    17,943
Eastern Industries Holdings
   Inc.                       COMMON 276534104        566,190     47,579           47,579               1           47,579
Eaton Vance Corp (non-voting) COMMON 278265103     28,295,280    936,000          936,000          1., 2.          936,000
Eaton Vance Corp (non-voting) COMMON 278265103    127,691,520  4,224,000        4,224,000          1., 3.        4,224,000
El Paso Corporation           COMMON 28336L109        528,797     38,430           38,430               1                     38,430
Emerson Electric Co.          COMMON 291011104      2,584,942     45,215           45,215               1   600     23,546    21,069
Emerson Electric Co.          COMMON 291011104         17,151        300              300          1., 2.              300
Encore Bancshares Inc.        COMMON 29255V201      1,855,788    180,876          180,876          1., 3.          180,876
Energy Transfer Partners L.P. COMMON 29273R109      3,503,032     67,600           67,600               1           67,100       500
Entergy Corp                  COMMON 29364G103      2,350,714     33,188           33,188               1           17,240    15,948
                                               --------------
COLUMN TOTALS                                     180,177,727

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Entergy Corp                  COMMON 29364G103         49,581        700              700          1., 2.                        700
Enterprise Products
   Partners, LP               COMMON 293792107    299,535,571  7,198,644        7,198,644               1        5,944,033 1,254,611
Enterprise Products
   Partners, LP               COMMON 293792107        507,642     12,200           12,200          1., 2.            5,500     6,700
Eskay Mining Corporation
   (CDN)                      COMMON 296437106          1,800     10,000           10,000               1           10,000
Exelon Corp                   COMMON 30161N101      2,379,559     57,146           57,146               1           27,375    29,771
Exelon Corp                   COMMON 30161N101         41,640      1,000            1,000          1., 2.                      1,000
Exxon Mobil Corp              COMMON 30231G102  1,132,168,872 15,483,710       15,483,710               1   628  8,898,422 6,584,660
Exxon Mobil Corp              COMMON 30231G102     21,258,447    290,734          290,734          1., 2.          238,376    52,358
Exxon Mobil Corp              COMMON 30231G102    329,421,321  4,505,215        4,505,215          1., 3.        4,055,160   450,055
Exxon Mobil Corp              COMMON 30231G102      5,967,031     81,606 8,182             73,424    None 8,182     73,424
FNB Corp PA                   COMMON 302520101        262,852     26,767           26,767               1           26,767
Finning Int'l Inc.            COMMON 318071404      1,625,400     60,000           60,000               1                     60,000
Fluor Corp                    COMMON 343412102      5,443,344     82,151           82,151               1           58,412    23,739
Fluor Corp                    COMMON 343412102         26,504        400              400          1., 2.                        400
Fluor Corp                    COMMON 343412102          6,626        100              100          1., 3.                        100
Fomento Economico Mexicano
   SAB de CV Sponso ADR       COMMON 344419106     52,701,860    942,451          942,451               1          524,747   417,704
Fomento Economico Mexicano
   SAB de CV Sponso ADR       COMMON 344419106        503,280      9,000            9,000          1., 2.            2,900     6,100
Fomento Economico Mexicano
   SAB de CV Sponso ADR       COMMON 344419106         47,532        850              850          1., 3.                        850
                                               --------------
COLUMN TOTALS                                   1,851,948,862

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano
   SAB de CV Sponso ADR       COMMON 344419106         67,104      1,200 1,200                       None 1,200
Fortune Brands Inc            COMMON 349631101        255,822      4,246            4,246               1            2,050     2,196
Franklin Resources Inc        COMMON 354613101     98,946,762    889,729          889,729               1          414,749   474,980
Franklin Resources Inc        COMMON 354613101        174,044      1,565            1,565          1., 2.            1,200       365
Franklin Resources Inc        COMMON 354613101     19,978,765    179,649          179,649          1., 3.          163,849    15,800
Freeport McMoRan Copper &
   Gold Inc (Class B)         COMMON 35671D857    278,510,695  2,319,183        2,319,183               1        1,116,747 1,202,436
Freeport McMoRan Copper &
   Gold Inc (Class B)         COMMON 35671D857      1,780,935     14,830           14,830          1., 2.            8,830     6,000
Freeport McMoRan Copper &
   Gold Inc (Class B)         COMMON 35671D857     20,814,599    173,325          173,325          1., 3.           86,000    87,325
Freeport McMoRan Copper &
   Gold Inc (Class B)         COMMON 35671D857        372,279      3,100   900              2,200    None   900      2,200
Frontier Communications C     COMMON 35906A108        566,296     58,201           58,201               1            1,916    56,285
Frontier Communications C     COMMON 35906A108          5,449        560              560          1., 2.              560
General Dynamics Corp         COMMON 369550108     65,351,393    920,961          920,961               1          696,275   224,686
General Dynamics Corp         COMMON 369550108        546,747      7,705            7,705          1., 2.            3,615     4,090
General Dynamics Corp         COMMON 369550108      3,936,861     55,480           55,480          1., 3.           20,000    35,480
General Dynamics Corp         COMMON 369550108         11,354        160                      160    None              160
General Electric Co           COMMON 369604103    250,052,531 13,671,544       13,671,544               1 1,800  8,294,383 5,375,361
General Electric Co           COMMON 369604103      5,451,106    298,038          298,038          1., 2.          256,710    41,328
General Electric Co           COMMON 369604103     32,157,185  1,758,184        1,758,184          1., 3.        1,320,000   438,184
General Electric Co           COMMON 369604103      1,493,013     81,630 6,865             74,765    None 6,865     74,765
General Growth Properties
   Inc.                       COMMON 370023103        274,321     17,721           17,721               1                     17,721
General Mills Inc             COMMON 370334104      1,285,262     36,113           36,113               1              393    35,720
                                               --------------
COLUMN TOTALS                                     782,032,523

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC ADR       COMMON 37733W105        544,648     13,887           13,887               1            9,609     4,278
Goldman Sachs Group Inc       COMMON 38141G104        293,944      1,748            1,748               1            1,268       480
Google Inc.                   COMMON 38259P508        808,393      1,361            1,361               1    45      1,178       138
GPS Industries Inc.           COMMON 383870102            289    577,664          577,664               1          577,664
Greatbatch Inc.               COMMON 39153L106        966,000     40,000           40,000               1                     40,000
HSBC Holdings plc Ltd
   Sponsored ADR              COMMON 404280406    138,501,003  2,713,578        2,713,578               1    50  1,628,974 1,084,554
HSBC Holdings plc Ltd
   Sponsored ADR              COMMON 404280406      1,423,557     27,891           27,891          1., 2.           16,798    11,093
HSBC Holdings plc Ltd
   Sponsored ADR              COMMON 404280406     60,290,234  1,181,235        1,181,235          1., 3.        1,120,548    60,687
HSBC Holdings plc Ltd
   Sponsored ADR              COMMON 404280406        353,758      6,931 2,264              4,667    None 2,264      4,667
Halliburton Co                COMMON 406216101     92,990,736  2,277,510        2,277,510               1        1,437,828   839,682
Halliburton Co                COMMON 406216101        683,903     16,750           16,750          1., 2.            7,000     9,750
Halliburton Co                COMMON 406216101      1,441,544     35,306           35,306          1., 3.                     35,306
Heinz (H. J.) Co              COMMON 423074103      3,044,411     61,553           61,553               1           41,522    20,031
Heinz (H. J.) Co              COMMON 423074103      1,483,800     30,000           30,000          1., 2.           30,000
Heinz (H. J.) Co              COMMON 423074103     20,773,200    420,000          420,000          1., 3.          420,000
Hess Corporation              COMMON 42809H107      1,887,783     24,664           24,664               1            4,324    20,340
Hess Corporation              COMMON 42809H107         53,578        700              700          1., 3.                        700
Hewlett-Packard Co            COMMON 428236103        500,401     11,886           11,886               1            5,475     6,411
Home Depot Inc                COMMON 437076102     25,979,740    741,008          741,008               1   300    611,685   129,023
Home Depot Inc                COMMON 437076102        731,074     20,852           20,852          1., 2.           18,350     2,502
                                               --------------
COLUMN TOTALS                                     352,751,996

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc                COMMON 437076102      4,768,160    136,000          136,000          1., 3.          100,000    36,000
Home Depot Inc                COMMON 437076102         42,072      1,200 1,200                       None 1,200
Honeywell Int'l Inc           COMMON 438516106      2,194,976     41,290           41,290               1   190     31,050    10,050
Honeywell Int'l Inc           COMMON 438516106          5,316        100              100          1., 2.                        100
Imperial Oil Ltd              COMMON 453038408      3,945,108     97,362           97,362               1           34,400    62,962
Imperial Oil Ltd              COMMON 453038408        101,300      2,500            2,500          1., 2.                      2,500
Imperial Oil Ltd              COMMON 453038408      1,839,608     45,400           45,400          1., 3.                     45,400
Intel Corporation             COMMON 458140100    366,438,931 17,424,581       17,424,581               1        9,737,685 7,686,895
Intel Corporation             COMMON 458140100      2,440,532    116,050          116,050          1., 2.           61,110    54,940
Intel Corporation             COMMON 458140100     25,922,461  1,232,642        1,232,642          1., 3.          577,600   655,042
Intel Corporation             COMMON 458140100      1,154,968     54,920 5,540             49,380    None 5,540     49,380
Intl Business Machines        COMMON 459200101    316,576,877  2,157,106        2,157,106               1        1,158,970   998,136
Intl Business Machines        COMMON 459200101      2,047,302     13,950           13,950          1., 2.            7,475     6,475
Intl Business Machines        COMMON 459200101     14,422,105     98,270           98,270          1., 3.           46,700    51,570
Intl Business Machines        COMMON 459200101        594,378      4,050 1,050              3,000    None 1,050      3,000
Intuitive Surgical Inc.       COMMON 46120E602     47,909,539    185,876          185,876               1           87,615    98,261
Intuitive Surgical Inc.       COMMON 46120E602        221,665        860              860          1., 2.              605       255
Intuitive Surgical Inc.       COMMON 46120E602        961,408      3,730            3,730          1., 3.                      3,730
iShares Trust S&P 500 Index
   Fund                       COMMON 464287200        722,403      5,722            5,722               1                      5,722
iShares Trust MSCI EAFE Index COMMON 464287465        381,429      4,590            4,590               1                      4,590
IShares Trust Russell Mid Cap COMMON 464287499        340,130      3,355            3,355               1                      3,355
IShares Trust Russell 2000    COMMON 464287655        283,440      4,290            4,290               1                      4,290
                                               --------------
COLUMN TOTALS                                     793,314,108

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.          COMMON 46625H100    319,983,346  7,543,219        7,543,219               1   459  4,238,884 3,303,876
JPMorgan Chase & Co.          COMMON 46625H100      6,940,194    163,607          163,607          1., 2.          140,936    22,671
JPMorgan Chase & Co.          COMMON 46625H100     23,388,267    551,350          551,350          1., 3.          352,950   198,400
JPMorgan Chase & Co.          COMMON 46625H100        735,987     17,350 2,950             14,400    None 2,950     14,400
Johnson & Johnson             COMMON 478160104    625,785,183 10,117,788       10,117,788               1   600  5,549,316 4,567,872
Johnson & Johnson             COMMON 478160104      6,029,447     97,485           97,485          1., 2.           68,135    29,350
Johnson & Johnson             COMMON 478160104     42,176,381    681,914          681,914          1., 3.          435,800   246,114
Johnson & Johnson             COMMON 478160104      1,387,914     22,440 4,240             18,200    None 4,240     18,200
Kellogg Co                    COMMON 487836108     19,600,367    383,719          383,719               1          224,807   158,912
Kellogg Co                    COMMON 487836108      3,923,966     76,820           76,820          1., 2.           74,840     1,980
Kellogg Co                    COMMON 487836108     26,092,175    510,810          510,810          1., 3.          505,760     5,050
Kellogg Co                    COMMON 487836108        434,180      8,500                    8,500    None            8,500
Kinder Morgan Energy
   Partners L.P.              COMMON 494550106    367,462,962  5,230,045        5,230,045               1        4,270,662   959,383
Kinder Morgan Energy
   Partners L.P.              COMMON 494550106      1,152,264     16,400           16,400          1., 2.                     16,400
Kinder Morgan Management LLC  COMMON 49455U100      1,089,275     16,287           16,287               1                     16,287
Kirby Corp                    COMMON 497266106        881,000     20,000           20,000               1                     20,000
Kraft Foods Inc               COMMON 50075N104    173,178,204  5,495,976        5,495,976               1   622  2,830,964 2,664,390
Kraft Foods Inc               COMMON 50075N104      5,014,407    159,137          159,137          1., 2.          141,507    17,630
Kraft Foods Inc               COMMON 50075N104    137,740,388  4,371,323        4,371,323          1., 3.        4,304,225    67,098
Kraft Foods Inc               COMMON 50075N104      1,581,865     50,202 5,102             45,100    None 5,102     45,100
L'Oreal Co ADR Unsponsored    COMMON 502117203     21,890,752    982,040          982,040               1                    982,040
LTWC Corporation              COMMON 502386105             11     18,468           18,468               1                     18,468
                                               --------------
COLUMN TOTALS                                   1,786,468,535

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Co Cl A          COMMON 518439104    118,551,125  1,469,035        1,469,035               1          847,546   621,489
Estee Lauder Co Cl A          COMMON 518439104        577,005      7,150            7,150          1., 2.            6,075     1,075
Estee Lauder Co Cl A          COMMON 518439104     10,743,188    133,125          133,125          1., 3.           95,300    37,825
Estee Lauder Co Cl A          COMMON 518439104         64,560        800   800                       None   800
Leggett & Platt Inc           COMMON 524660107      1,820,800     80,000           80,000          1., 3.           80,000
Life Technologies Corp.       COMMON 53217V109        201,687      3,634            3,634               1            3,634
Eli Lilly & Co                COMMON 532457108      5,402,397    154,178          154,178               1          106,806    47,372
Eli Lilly & Co                COMMON 532457108        182,208      5,200            5,200          1., 2.                      5,200
Eli Lilly & Co                COMMON 532457108        462,528     13,200           13,200          1., 3.                     13,200
Eli Lilly & Co                COMMON 532457108         67,277      1,920                    1,920    None            1,920
Lincoln Electric Hldgs        COMMON 533900106      6,748,918    103,400          103,400          1., 3.          103,400
Lowe's Cos Inc                COMMON 548661107        766,294     30,554           30,554               1           14,200    16,354
Marsh & McLennan Cos, Inc     COMMON 571748102        520,061     19,022           19,022               1           18,496       526
Marsh & McLennan Cos, Inc     COMMON 571748102        382,760     14,000                   14,000    None           14,000
McDermott Intl Inc            COMMON 580037109      4,956,310    239,551          239,551               1          152,762    86,789
McDermott Intl Inc            COMMON 580037109         18,621        900              900          1., 2.                        900
McDermott Intl Inc            COMMON 580037109        220,452     10,655           10,655          1., 3.                     10,655
McDonalds Corp                COMMON 580135101    472,509,137  6,155,669        6,155,669               1        3,358,466 2,797,203
McDonalds Corp                COMMON 580135101      3,357,866     43,745           43,745          1., 2.           26,145    17,600
McDonalds Corp                COMMON 580135101     36,632,328    477,232          477,232          1., 3.          305,000   172,232
McDonalds Corp                COMMON 580135101        928,796     12,100 2,900              9,200    None 2,900      9,200
McGraw-Hill Inc               COMMON 580645109    138,288,540  3,798,092        3,798,092               1        2,187,586 1,610,506
                                               --------------
COLUMN TOTALS                                     803,402,858

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Inc               COMMON 580645109      1,220,436     33,519           33,519          1., 2.           17,875    15,644
McGraw-Hill Inc               COMMON 580645109      8,869,003    243,587          243,587          1., 3.          114,600   128,987
McGraw-Hill Inc               COMMON 580645109        116,512      3,200 3,200                       None 3,200
McMoRan Exploration Co        COMMON 582411104        342,800     20,000           20,000               1                     20,000
Mead Johnson Nutrition Co     COMMON 582839106        927,214     14,895           14,895               1            3,586    11,309
Mead Johnson Nutrition Co     COMMON 582839106          7,595        122              122          1., 3.                        122
Medco Health Solutions Inc.   COMMON 58405U102      1,434,147     23,407           23,407               1           13,944     9,463
Medco Health Solutions Inc.   COMMON 58405U102      1,097,958     17,920           17,920          1., 2.           17,366       554
Medco Health Solutions Inc.   COMMON 58405U102     25,980,931    424,040          424,040          1., 3.          424,028        12
Medco Health Solutions Inc.   COMMON 58405U102        344,215      5,618    72              5,546    None    72      5,546
Medtronic Inc                 COMMON 585055106    107,902,747  2,909,214        2,909,214               1        1,591,341 1,317,873
Medtronic Inc                 COMMON 585055106        573,226     15,455           15,455          1., 2.            7,845     7,610
Medtronic Inc                 COMMON 585055106      4,856,750    130,945          130,945          1., 3.           68,000    62,945
Medtronic Inc                 COMMON 585055106         29,672        800   800                       None   800
Merck & Co., Inc.             COMMON 58933Y105    235,862,100  6,544,453        6,544,453               1   553  3,962,359 2,581,541
Merck & Co., Inc.             COMMON 58933Y105      4,341,667    120,468          120,468          1., 2.          101,746    18,722
Merck & Co., Inc.             COMMON 58933Y105     75,651,168  2,099,089        2,099,089          1., 3.        1,938,600   160,489
Merck & Co., Inc.             COMMON 58933Y105      1,430,067     39,680 3,580             36,100    None 3,580     36,100
Mesa Royalty Trust            COMMON 590660106        443,340      9,000            9,000          1., 3.            9,000
Microsoft Corp                COMMON 594918104    212,340,930  7,608,059        7,608,059               1        5,064,303 2,543,756
Microsoft Corp                COMMON 594918104      2,857,426    102,380          102,380          1., 2.           92,100    10,280
Microsoft Corp                COMMON 594918104      5,405,888    193,690          193,690          1., 3.          100,000    93,690
Microsoft Corp                COMMON 594918104         90,428      3,240 3,240                       None 3,240
Microchip Technology Inc.     COMMON 595017104     25,825,935    754,924          754,924               1          590,034   164,890
                                               --------------
COLUMN TOTALS                                     717,952,155

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.     COMMON 595017104         29,079        850              850          1., 2.              500       350
Microchip Technology Inc.     COMMON 595017104            342         10               10          1., 3.                         10
Morgan Stanley                COMMON 617446448        245,761      9,032            9,032               1   250      8,743        39
Morgan Stanley                COMMON 617446448         13,605        500              500          1., 2.                        500
National Oilwell Varco Inc    COMMON 637071101      1,274,724     18,955           18,955               1            7,710    11,245
National Oilwell Varco Inc    COMMON 637071101          6,725        100              100          1., 2.                        100
News Corp Class A (Limited
   Voting)                    COMMON 65248E104    133,639,149  9,178,513        9,178,513               1        4,687,684 4,490,829
News Corp Class A (Limited
   Voting)                    COMMON 65248E104        668,304     45,900           45,900          1., 2.           24,000    21,900
News Corp Class A (Limited
   Voting)                    COMMON 65248E104      6,273,788    430,892          430,892          1., 3.          224,600   206,292
News Corp Class A (Limited
   Voting)                    COMMON 65248E104         46,592      3,200 3,200                       None 3,200
News Corp Class B             COMMON 65248E203     14,596,822    888,966          888,966               1          541,338   347,628
News Corp Class B             COMMON 65248E203         82,100      5,000            5,000          1., 2.            3,400     1,600
News Corp Class B             COMMON 65248E203        574,700     35,000           35,000          1., 3.                     35,000
NextEra Energy Inc.           COMMON 65339F101        639,997     12,310           12,310               1            7,860     4,450
Norfolk Southern Corp         COMMON 655844108      1,214,185     19,328           19,328               1            1,403    17,925
Novartis A G Spon ADR         COMMON 66987V109      8,322,620    141,181          141,181               1   210     73,630    67,341
Novo-Nordisk A S ADR          COMMON 670100205    216,945,917  1,927,209        1,927,209               1        1,136,991   790,218
Novo-Nordisk A S ADR          COMMON 670100205      1,687,987     14,995           14,995          1., 2.            8,385     6,610
Novo-Nordisk A S ADR          COMMON 670100205      9,445,186     83,905           83,905          1., 3.           50,000    33,905
Nustar Energy LP              COMMON 67058H102        222,475      3,202            3,202               1            3,202
                                               --------------
COLUMN TOTALS                                     395,930,058

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp     COMMON 674599105    345,207,008  3,518,930        3,518,930               1   100  1,965,519 1,553,311
Occidental Petroleum Corp     COMMON 674599105      1,755,500     17,895           17,895          1., 2.            8,205     9,690
Occidental Petroleum Corp     COMMON 674599105     24,089,436    245,560          245,560          1., 3.          138,000   107,560
Occidental Petroleum Corp     COMMON 674599105        392,400      4,000 1,000              3,000    None 1,000      3,000
Oneok Partners LP             COMMON 68268N103      3,725,370     46,860           46,860               1                     46,860
Oracle Corp                   COMMON 68389X105        787,289     25,153           25,153               1           17,721     7,432
Panacos Pharmaceuticals, Inc. COMMON 69811Q106          1,031    171,850          171,850               1          171,850
Patriot Coal Corp.            COMMON 70336T104        101,421      5,236            5,236               1              512     4,724
Patriot Coal Corp.            COMMON 70336T104     11,622,000    600,000          600,000          1., 3.          600,000
Peabody Energy Corp.          COMMON 704549104      2,620,301     40,955           40,955               1           14,500    26,455
PepsiCo Inc                   COMMON 713448108    407,540,437  6,238,182        6,238,182               1   600  3,548,390 2,689,192
PepsiCo Inc                   COMMON 713448108      3,249,656     49,742           49,742          1., 2.           27,540    22,202
PepsiCo Inc                   COMMON 713448108     22,962,907    351,491          351,491          1., 3.          158,100   193,391
PepsiCo Inc                   COMMON 713448108      1,230,817     18,840 3,440             15,400    None 3,440     15,400
Petroleo Brasileiro S A
   Petrobas ADR preferred sh
   268341 sedol               COMMON 71654V101      2,490,993     72,900           72,900               1            2,700    70,200
Pfizer Inc                    COMMON 717081103      7,741,906    442,142          442,142               1 1,800    198,730   241,612
Pfizer Inc                    COMMON 717081103      3,493,245    199,500          199,500          1., 2.          198,000     1,500
Pfizer Inc                    COMMON 717081103      3,755,895    214,500          214,500          1., 3.          214,500
Pfizer Inc                    COMMON 717081103      1,006,825     57,500 4,700             52,800    None 4,700     52,800
Philip Morris Int'l Inc.      COMMON 718172109  1,010,975,298 17,272,771       17,272,771               1   900  9,730,004 7,541,867
Philip Morris Int'l Inc.      COMMON 718172109     18,943,878    323,661          323,661          1., 2.          272,625    51,036
Philip Morris Int'l Inc.      COMMON 718172109    429,999,776  7,346,656        7,346,656          1., 3.        6,685,000   661,656
                                               --------------
COLUMN TOTALS                                   2,303,693,389

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Philip Morris Int'l Inc.      COMMON 718172109      7,976,703    136,284 8,684            127,600    None 8,684    127,600
Piedmont Natural Gas Inc      COMMON 720186105     12,186,086    435,840          435,840               1           10,000   425,840
Pioneer Nat Res Co            COMMON 723787107        214,880      2,475            2,475               1                      2,475
Plains All American Pipeline
   L.P.                       COMMON 726503105     97,560,590  1,553,760        1,553,760               1        1,439,350   114,410
Plains Exploration &
   Production Co.             COMMON 726505100        333,581     10,379           10,379               1                     10,379
Plum Creek Timber Co Inc      COMMON 729251108        400,415     10,692           10,692               1            9,292     1,400
Polo Ralph Lauren Corp        COMMON 731572103      1,400,920     12,630           12,630               1              930    11,700
Polo Ralph Lauren Corp        COMMON 731572103         16,638        150              150          1., 3.                        150
Powershares QQQ Trust         COMMON 73935A104        427,511      7,850            7,850               1                      7,850
Praxair Inc                   COMMON 74005P104    262,919,411  2,753,948        2,753,948               1   200  1,551,278 1,202,470
Praxair Inc                   COMMON 74005P104      1,974,797     20,685           20,685          1., 2.           12,595     8,090
Praxair Inc                   COMMON 74005P104     19,271,192    201,856          201,856          1., 3.          133,000    68,856
Praxair Inc                   COMMON 74005P104         76,376        800   800                       None   800
Price (T Rowe) Group Inc.     COMMON 74144T108      1,026,831     15,910           15,910               1            1,786    14,124
Price (T Rowe) Group Inc.     COMMON 74144T108    516,320,000  8,000,000        8,000,000          1., 3.        8,000,000
Procter & Gamble              COMMON 742718109    615,159,648  9,562,563        9,562,563               1   140  5,297,805 4,264,618
Procter & Gamble              COMMON 742718109     13,617,374    211,680          211,680          1., 2.          183,835    27,845
Procter & Gamble              COMMON 742718109    128,265,914  1,993,874        1,993,874          1., 3.        1,747,000   246,874
Procter & Gamble              COMMON 742718109      3,353,845     52,135 3,390             48,745    None 3,390     48,745
Progress Energy Inc           COMMON 743263105        973,517     22,390           22,390               1            7,180    15,210
Prudential Financial Inc      COMMON 744320102     32,859,282    559,688          559,688               1          463,232    96,456
                                               --------------
COLUMN TOTALS                                   1,716,335,511

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Prudential Financial Inc      COMMON 744320102        254,214      4,330            4,330          1., 2.            1,105     3,225
Prudential Financial Inc      COMMON 744320102      2,262,977     38,545           38,545          1., 3.                     38,545
QEP Resources, Inc.           COMMON 74733V100        368,183     10,140           10,140               1            6,440     3,700
Qualcomm Inc                  COMMON 747525103     99,734,484  2,015,245        2,015,245               1        1,271,319   743,926
Qualcomm Inc                  COMMON 747525103        472,630      9,550            9,550          1., 2.            7,700     1,850
Qualcomm Inc                  COMMON 747525103      5,528,528    111,710          111,710          1., 3.           62,000    49,710
Qualcomm Inc                  COMMON 747525103         39,592        800   800                       None   800
Questar Corp                  COMMON 748356102        176,537     10,140           10,140               1            6,440     3,700
Rio Tinto PLC Spon ADR        COMMON 767204100    135,665,693  1,893,186        1,893,186               1    60    887,154 1,005,972
Rio Tinto PLC Spon ADR        COMMON 767204100      1,175,582     16,405           16,405          1., 2.            9,040     7,365
Rio Tinto PLC Spon ADR        COMMON 767204100      5,818,792     81,200           81,200          1., 3.           54,000    27,200
Rio Tinto PLC Spon ADR        COMMON 767204100         18,632        260                      260    None              260
Roche Holding AG ADR
   Sponsored ADR(non-voting)  COMMON 771195104    167,552,423  4,559,870        4,559,870               1   600  2,005,866 2,553,404
Roche Holding AG ADR
   Sponsored ADR(non-voting)  COMMON 771195104      1,294,159     35,220           35,220          1., 2.           12,920    22,300
Roche Holding AG ADR
   Sponsored ADR(non-voting)  COMMON 771195104      5,730,383    155,950          155,950          1., 3.           79,000    76,950
Roche Holding AG ADR
   Sponsored ADR(non-voting)  COMMON 771195104        455,638     12,400 2,400             10,000    None 2,400     10,000
Rockwell Automation           COMMON 773903109        392,110      5,468            5,468               1              550     4,918
Royal Dutch Shell Plc B ADRs
   (1 ADR= 2 Ordinary S       COMMON 780259107      1,321,666     19,824           19,824               1           17,128     2,696
Royal Dutch Shell plc ADR     COMMON 780259206    306,078,322  4,583,383        4,583,383               1   300  2,426,584 2,156,499
Royal Dutch Shell plc ADR     COMMON 780259206      2,811,171     42,096           42,096          1., 2.           28,466    13,630
Royal Dutch Shell plc ADR     COMMON 780259206     16,343,069    244,730          244,730          1., 3.          121,300   123,430
Royal Dutch Shell plc ADR     COMMON 780259206      1,322,244     19,800 2,000             17,800    None 2,000     17,800
                                               --------------
COLUMN TOTALS                                     754,817,029

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
S&P Depositary Receipt        COMMON 78462F103      3,292,512     26,183           26,183               1           18,034     8,149
SPDR S&P Midcap 400 ETF Trust COMMON 78467Y107        226,647      1,730            1,730               1                      1,730
Sabine Royalty Trust          COMMON 785688102      8,932,500    150,000          150,000          1., 3.          150,000
Sara Lee Corp                 COMMON 803111103        269,076     15,367           15,367               1           14,737       630
Savient Pharmaceuticals Inc.  COMMON 80517Q100        154,400     13,860           13,860               1                     13,860
Schlumberger Ltd              COMMON 806857108     24,755,830    296,477          296,477               1          272,540    23,937
Schlumberger Ltd              COMMON 806857108         31,313        375              375          1., 2.              375
Schlumberger Ltd              COMMON 806857108        700,983      8,395                    8,395    None            8,395
Schwab (Charles) Corp         COMMON 808513105        637,057     37,233           37,233               1              220    37,013
Smucker (J M) Co              COMMON 832696405         23,831        363              363               1              257       106
Smucker (J M) Co              COMMON 832696405         84,032      1,280            1,280          1., 2.            1,280
Smucker (J M) Co              COMMON 832696405        966,368     14,720           14,720          1., 3.           14,720
Smucker (J M) Co              COMMON 832696405         14,443        220                      220    None              220
Southern Co                   COMMON 842587107        764,715     20,003           20,003               1           17,886     2,117
Southwest Airlines Co         COMMON 844741108        303,992     23,420           23,420               1           19,570     3,850
State Street Corp             COMMON 857477103         71,827      1,550            1,550               1                      1,550
State Street Corp             COMMON 857477103      6,948,498    149,946          149,946          1., 2.          149,946
State Street Corp             COMMON 857477103     45,123,019    973,738          973,738          1., 3.          973,738
Statoil ASA ADR               COMMON 85771P102      9,554,518    401,957          401,957               1            5,173   396,784
Stereotaxis Inc.              COMMON 85916J102         38,300     10,000           10,000               1                     10,000
                                               --------------
COLUMN TOTALS                                     102,893,861

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Suncor Energy Inc. New        COMMON 867224107        365,248      9,539            9,539               1              118     9,421
SunTrust Banks Inc            COMMON 867914103        183,641      6,223            6,223               1   550      4,400     1,273
SunTrust Banks Inc            COMMON 867914103        150,501      5,100   100              5,000    None   100      5,000
Sysco Corp                    COMMON 871829107     76,713,626  2,609,307        2,609,307               1        1,697,615   911,692
Sysco Corp                    COMMON 871829107        513,030     17,450           17,450          1., 2.           14,060     3,390
Sysco Corp                    COMMON 871829107     12,966,899    441,051          441,051          1., 3.          370,000    71,051
Sysco Corp                    COMMON 871829107        111,720      3,800   800              3,000    None   800      3,000
Target Corp                   COMMON 87612E106    231,316,929  3,846,947        3,846,947               1        1,929,477 1,917,470
Target Corp                   COMMON 87612E106      1,894,865     31,513           31,513          1., 2.           18,210    13,303
Target Corp                   COMMON 87612E106     13,188,012    219,325          219,325          1., 3.          126,000    93,325
Target Corp                   COMMON 87612E106         48,104        800   800                       None   800
Teck Resources Ltd            COMMON 878742204        227,225      3,675            3,675               1                      3,675
Teledyne Technologies Inc     COMMON 879360105         22,601        514              514               1                        514
Teledyne Technologies Inc     COMMON 879360105      4,383,369     99,690           99,690          1., 3.           99,690
Temple-Inland Inc             COMMON 879868107         86,489      4,072            4,072               1   690                3,382
Temple-Inland Inc             COMMON 879868107      1,312,887     61,812           61,812          1., 3.           61,812
Texas Instruments             COMMON 882508104    220,320,294  6,779,086        6,779,086               1        3,840,132 2,938,954
Texas Instruments             COMMON 882508104      1,326,488     40,815           40,815          1., 2.           24,165    16,650
Texas Instruments             COMMON 882508104     13,034,125    401,050          401,050          1., 3.          200,000   201,050
3M Company                    COMMON 88579Y101      3,763,629     43,611           43,611               1            9,606    34,005
3M Company                    COMMON 88579Y101        195,728      2,268            2,268          1., 2.            1,668       600
3M Company                    COMMON 88579Y101        172,600      2,000                    2,000    None            2,000
Tidewater Inc                 COMMON 886423102      1,783,504     33,126           33,126               1           33,126
Time Warner Inc.(New)         COMMON 887317303        835,069     25,958           25,958               1           23,727     2,231
                                               --------------
COLUMN TOTALS                                     584,916,583

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc.(New)         COMMON 887317303      6,492,517    201,819          201,819          1., 3.          201,819
Time Warner Inc.(New)         COMMON 887317303         51,472      1,600                    1,600    None            1,600
Time Warner Cable Inc.        COMMON 88732J207        575,187      8,711            8,711               1            6,481     2,230
Time Warner Cable Inc.        COMMON 88732J207      3,989,599     60,421           60,421          1., 3.           60,421
Time Warner Cable Inc.        COMMON 88732J207         26,478        401                      401    None              401
Total S A ADR                 COMMON 89151E109    275,980,706  5,160,447        5,160,447               1        2,447,227 2,713,220
Total S A ADR                 COMMON 89151E109      1,911,643     35,745           35,745          1., 2.           22,245    13,500
Total S A ADR                 COMMON 89151E109     62,014,071  1,159,575        1,159,575          1., 3.        1,095,000    64,575
Total S A ADR                 COMMON 89151E109        877,072     16,400 2,400             14,000    None 2,400     14,000
Travelers Companies, Inc.     COMMON 89417E109        425,624      7,640            7,640               1               67     7,573
Travelers Companies, Inc.     COMMON 89417E109         46,685        838              838          1., 2.              838
UGI Corp                      COMMON 902681105        615,810     19,500           19,500               1           19,500
Unilever N V (New York
   Shares)                    COMMON 904784709        578,608     18,427           18,427               1                     18,427
Union Pacific Corp            COMMON 907818108        209,968      2,266            2,266               1                      2,266
United Parcel Service         COMMON 911312106        351,215      4,839            4,839               1               90     4,749
United Technologies Corp      COMMON 913017109    209,311,149  2,658,932        2,658,932               1        1,700,550   958,382
United Technologies Corp      COMMON 913017109      1,678,704     21,325           21,325          1., 2.           14,225     7,100
United Technologies Corp      COMMON 913017109     10,992,933    139,646          139,646          1., 3.           70,000    69,646
United Technologies Corp      COMMON 913017109         47,232        600   600                       None   600
Unitrin Inc                   COMMON 913275103     12,476,185    508,402          508,402               1          445,416    62,986
Unitrin Inc                   COMMON 913275103         12,270        500              500          1., 2.                        500
Unitrin Inc                   COMMON 913275103     17,994,397    733,268          733,268          1., 3.          725,020     8,248
US Ecology Inc.               COMMON 91732J102        122,859      7,069            7,069               1            4,033     3,036
US Ecology Inc.               COMMON 91732J102        204,806     11,784           11,784          1., 3.           11,784
                                               --------------
COLUMN TOTALS                                     606,987,190

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications        COMMON 92343V104        698,569     19,524           19,524               1            7,991    11,533
Volcano Corporation           COMMON 928645100        273,100     10,000           10,000               1                     10,000
Wal-Mart Stores Inc           COMMON 931142103    287,038,862  5,322,434        5,322,434               1   400  2,841,227 2,480,807
Wal-Mart Stores Inc           COMMON 931142103      2,234,477     41,433           41,433          1., 2.           25,650    15,783
Wal-Mart Stores Inc           COMMON 931142103     18,411,055    341,388          341,388          1., 3.          175,000   166,388
Wal-Mart Stores Inc           COMMON 931142103      1,269,512     23,540 2,740             20,800    None 2,740     20,800
Walgreen Co                   COMMON 931422109    357,154,933  9,167,221        9,167,221               1        4,851,820 4,315,401
Walgreen Co                   COMMON 931422109      2,882,261     73,980           73,980          1., 2.           48,080    25,900
Walgreen Co                   COMMON 931422109     21,810,120    559,808          559,808          1., 3.          265,200   294,608
Walgreen Co                   COMMON 931422109        695,436     17,850 3,300             14,550    None 3,300     14,550
Weingarten Realty Inv         COMMON 948741103        971,119     40,872           40,872               1           32,343     8,529
Weingarten Realty Inv         COMMON 948741103          4,752        200              200          1., 2.              200
Weingarten Realty Inv         COMMON 948741103         16,038        675                      675    None              675
Wells Fargo & Co              COMMON 949746101      1,020,501     32,930           32,930               1           22,939     9,991
Wesco Financial Corp          COMMON 950817106        147,364        400              400               1              400
Wesco Financial Corp          COMMON 950817106         73,682        200   200                       None   200
Western Union Co.             COMMON 959802109        250,509     13,490           13,490               1                     13,490
Whole Foods Mkt Inc           COMMON 966837106     41,991,977    830,045          830,045               1          424,546   405,499
Whole Foods Mkt Inc           COMMON 966837106        209,949      4,150            4,150          1., 2.              750     3,400
Whole Foods Mkt Inc           COMMON 966837106      5,017,921     99,188           99,188          1., 3.           50,000    49,188
Whole Foods Mkt Inc           COMMON 966837106         55,649      1,100   800                300    None   800        300
Williams Partners LP          COMMON 96950F104      4,291,800     92,000           92,000               1                     92,000
World Wrestling Entmt Inc     COMMON 98156Q108        356,997     25,070           25,070               1           25,070
Yahoo! Inc.                   COMMON 984332106      2,035,944    122,426          122,426               1           58,346    64,080
                                               --------------
COLUMN TOTALS                                     748,912,527

                                       THE FOLLOWING REPORT CONTAINS CONFIDENTIAL INFORMATION"

FORM 13F                                    Name of Reporting Manager: Fayez Sarofim & Co.                                12/31/2010

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:         Item 7:           Item 8:
                                                                           Investment Discretion               Voting Authority
                                                                                 (Shares)                           (Shares)
                             Item 2:               Item 4:       Item 5: ------------------------         --------------------------
          Item 1:             Title   Item 3:       Fair       Shares or                    (c)
          Name of               of     CUSIP       Market      Principal  (a)      (b)    Shared-          (a)      (b)       (c)
           Issuer             Class    Number       Value        Amount   Sole   Shared    Other           Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Zions Bancorp                 COMMON 989701107        262,605     10,838           10,838               1           10,280       558
Eurazeo (Sedol 7042395)
   Ordinary Shares FF20       COMMON F32928115      6,676,655     89,689           89,689               1                     89,689
Alterra Capital Holdings Ltd. COMMON G0229R108        547,882     25,318           25,318               1           25,318
Argo Group International
   Holdings, Ltd.             COMMON G0464B107        391,952     10,466           10,466               1           10,272       194
Argo Group International
   Holdings, Ltd.             COMMON G0464B107      9,943,836    265,523          265,523          1., 3.          265,523
ACE LTD                       COMMON H0023R105         26,456        425              425               1   200                  225
ACE LTD                       COMMON H0023R105     17,978,983    288,819          288,819          1., 3.          288,819
Citic Pacific (ordinary
   shares) sedol 619615-2     COMMON Y1639J116         25,985     10,000           10,000               1                     10,000
                                               --------------
COLUMN TOTALS                                      35,854,354
                                               --------------
REPORT TOTALS                                  20,181,614,620
                                               ==============